5. Leases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 893
Cash paid for amounts included in the measurement of lease liabilities	850
Operating cash flows from operating leases	0
Right-of-use assets obtained in exchange for new lease liabilities - operating leases	$ 8
Weighted-average remaining lease term - operating leases	7 years 3 months 7 days
Weighted-average discount rate - operating leases	3.19%